Federal Income Taxes (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of federal income taxes on earnings differs from that computed at the statutory corporate tax rate
(in thousands)	2020	2019

Federal income taxes at the statutory rate	$(2,579)	$200
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(16)	(15)
Deferred tax liability adjustment, net, resulting from Kentucky tax legislation	14	(63)
Goodwill impairment	2,848	--
Other	(3)	19
	$264	$141

Schedule of composition of the company's net deferred tax liability
(in thousands)	2020	2019

Taxes (payable refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$371	$363
Accrued expenses	164	113
Fair value accounting adjustments on acquisition	199	223
Nonaccrued interest on loans	118	102
Other real estate owned adjustments	17	16
Depreciation	37	38
Charitable contributions	12	--
State net operating loss carryforward	--	170
Total deferred tax assets	918	1,025

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(981)	(981)
Deferred loan origination costs	(33)	(48)
Loan servicing rights	(24)	(18)
Accrual to cash adjustment	(170)	(127)
Fair value accounting adjustments on acquisition	(547)	(552)
Total deferred tax liabilities	(1,755)	(1,726)
Net deferred tax liability	$(837)	$(701)